SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND RECENT ACCOUNTING UPDATES SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND RECENT ACCOUNTING UPDATES (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Mar. 31, 2016	Jan. 01, 2015 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Unamortized Debt Issuance Expense			$ 1,800
Number of CLOs consolidated		2	31	2	1
Number of CLOs Deconsolidated					30
Deconsolidation, Revaluation of Retained Investment, Gain (Loss), Amount	$ (332,270)
Adoption of ASU 2014-13 (Note 3)	(6,887)
Non cash Assets Deconsolidated					$ 12,582,290
Non cash Liabilities Deconsolidated					$ 12,250,020
Retained Earnings, Appropriated [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deconsolidation, Revaluation of Retained Investment, Gain (Loss), Amount	(127,877)	$ (127,877)
Adoption of ASU 2014-13 (Note 3)	(6,887)	(6,887)
Noncontrolling Interest [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deconsolidation, Revaluation of Retained Investment, Gain (Loss), Amount	$ (204,393)	$ (204,393)
Warehouses
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Consolidated Warehouse Investments Held		0	1	0	1
Warehouses consolidated		2	7
Warehouses deconsolidated		2	6
CIFC LLC
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deconsolidation, Revaluation of Retained Investment, Gain (Loss), Amount		$ (332,270)
Adoption of ASU 2014-13 (Note 3)		(6,887)
CIFC LLC | Retained Earnings, Appropriated [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deconsolidation, Revaluation of Retained Investment, Gain (Loss), Amount		(127,877)
Adoption of ASU 2014-13 (Note 3)		(6,887)
CIFC LLC | Noncontrolling Interest [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deconsolidation, Revaluation of Retained Investment, Gain (Loss), Amount		$ (204,393)